CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Warrant Activity (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	1,423,210	1,518,186	2,190,311
Granted	307,219	276,507	182,689
Exercised	(299,431)	(311,897)	(835,618)	(818,793)	(2,563,844)	(611,697)
Expired	(2,000)	(37,875)	(8,200)
Cancelled	(15,374)	(21,711)	(10,996)
Balance at end of period	1,413,624	1,423,210	1,518,186	2,190,311
Exercisable at year end	638,248	867,865	1,084,371
Exercisable warrants in the money at year end	627,061	807,279	1,053,786
Weighted average exercise price of warrants at beginning	kr 592.14	kr 436.01	kr 311.52
Weighted average exercise price of warrants granted	1,483.58	1,034.66	1,123.91
Weighted average exercise price of fair market value	1,267.92	1,206.11	1,368.32
Weighted average exercise price of warrants exercised	212.23	241.34	257.19
Weighted average exercise price of warrants expired	129.75	253.76	348.20
Weighted average exercise price of warrants cancelled	1,049.34	940.01	722.48
Weighted average exercise price of warrants at ending	kr 862.03	kr 592.14	kr 436.01	kr 311.52
Weighted Average Exercise Price Of Warrants Exercisable							kr 407.89	kr 295.02	kr 233.81
Weighted Average Exercise Price Of Warrants Exercisable In Money							kr 385.84	kr 230.43	kr 201.27
Exercise of warrants	kr 65	kr 75	kr 215
Percentage of share capital attributed to exercise of warrants		2.00%	2.00%
Number of warrants outstanding	1,413,624	1,423,210	1,518,186	2,190,311			1,413,624	1,423,210	1,518,186
Warrants outstanding (as a percent)		2.00%	2.00%
Weighted Average Exercise Price Of Warrants Outstanding	kr 862.03	kr 592.14	kr 436.01	kr 311.52			kr 862.03	kr 592.14	kr 436.01
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	74,478	92,242	129,742
Granted	3,925	3,161	4,125
Exercised	(15,750)	(20,925)	(31,625)
Transfers	(319)		(10,000)
Balance at end of period	62,334	74,478	92,242	129,742
Exercisable at year end	50,227	62,647	79,380
Exercisable warrants in the money at year end	50,227	60,688	78,400
Number of warrants outstanding	62,334	74,478	92,242	129,742			62,334	74,478	92,242
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	480,201	559,737	877,418
Granted		50,464	59,819
Exercised	(132,400)	(130,000)	(377,500)
Balance at end of period	347,801	480,201	559,737	877,418
Exercisable at year end	230,233	355,347	472,119
Exercisable warrants in the money at year end	227,733	340,775	464,832
Number of warrants outstanding	347,801	480,201	559,737	877,418			347,801	480,201	559,737
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	706,088	574,295	644,097
Granted	303,066	222,882	118,745
Exercised	(56,237)	(46,883)	(131,709)
Cancelled		(4,582)	(73)
Transfers	(93,944)	(39,624)	(56,765)
Balance at end of period	858,973	706,088	574,295	644,097
Exercisable at year end	225,855	297,128	262,414
Exercisable warrants in the money at year end	219,403	257,115	241,241
Number of warrants outstanding	858,973	706,088	574,295	644,097			858,973	706,088	574,295
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	162,443	291,912	539,054
Granted	228
Exercised	(95,044)	(114,089)	(294,784)
Expired	(2,000)	(37,875)	(8,200)
Cancelled	(15,374)	(17,129)	(10,923)
Transfers	94,263	39,624	66,765
Balance at end of period	144,516	162,443	291,912	539,054
Exercisable at year end	131,933	152,743	270,458
Exercisable warrants in the money at year end	129,698	148,701	269,313
Number of warrants outstanding	144,516	162,443	291,912	539,054			144,516	162,443	291,912
Warrants Granted from August 2004 until April 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share capital attributed to exercise of warrants	25.00%
Warrants outstanding (as a percent)	25.00%
Warrants Granted from April 2012 until March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	4 years
Warrants Granted from March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	3 years